NOTES PAYABLE - RELATED PARTY (Details Narrative) - USD ($)						1 Months Ended
	Aug. 11, 2017	Jul. 05, 2017	Jul. 04, 2017	Jun. 07, 2017	May 15, 2017	Oct. 17, 2017	Apr. 24, 2017
Steve Andrew Chen [Member]
Repayment of notes payable						$ 15,032
Promissory Note Agreement [Member] | Steve Andrew Chen [Member]
Maturity date			Jul. 04, 2018		May 15, 2018
Common stock outstanding			$ 10,000		$ 24,500
Promissory Note Agreement [Member] | Hsu Wen Li [Member]
Maturity date	Aug. 11, 2018	Jul. 05, 2018		Jun. 07, 2018			Apr. 24, 2018
Common stock outstanding	$ 20,000	$ 20,000		$ 10,000			$ 10,000